Commitments and Contingencies - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2018 MXN ($)	Dec. 31, 2021 BRL (R$)
Disclosure of commitments and contingencies [line items]
Fine imposed on sanction procedure initiated by triggered breach			$ 2,543,937
Monetary correction in a total amount of regulatory matters	$ 24,620,529	R$ 6,675,000
Value Added Tax [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	46,016,079			R$ 12,475,659
Provision for taxes [member] | Value Added Tax [Member]
Disclosure of commitments and contingencies [line items]
Provision	3,297,735			894,066
Provision for taxes [member] | Social Contribution [Member]
Disclosure of commitments and contingencies [line items]
Provision	3,228,656			875,338
Provision for taxes [member] | Social Integration Program [Member]
Disclosure of commitments and contingencies [line items]
Provision	5,116,747			1,387,228
Provision for taxes [member] | Allegedly Improper Exclusion [Member]
Disclosure of commitments and contingencies [line items]
Provision	1,396,376			378,579
Provision for taxes [member] | Contribute To The Promotion Of Public Radio Broadcasting [Member]
Disclosure of commitments and contingencies [line items]
Provision	3,762,522			1,020,077
Provision for taxes [member] | Telecommunications Technology Development Fund [Member]
Disclosure of commitments and contingencies [line items]
Provision	387			105
Provision for taxes [member] | Services Tax [Member]
Disclosure of commitments and contingencies [line items]
Provision	48,964			13,275
Provision for taxes [member] | IRRF And Cide Taxes And Remittances To Foreign Operators [Member]
Disclosure of commitments and contingencies [line items]
Provision	$ 120,856			32,766
Agencia Nacional de telecomunicacoes [member]
Disclosure of commitments and contingencies [line items]
Inflation-related adjustments applicable to percentage of concessions price	60.00%	60.00%
Related matters [member] | Provision for taxes [member]
Disclosure of commitments and contingencies [line items]
Provision	$ 17,915,605			4,857,193
Tax contingent liability [member] | Social Contribution [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	18,360,489			4,977,808
Tax contingent liability [member] | Social Integration Program [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	16,245,325			4,404,355
Tax contingent liability [member] | Allegedly Improper Exclusion [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	11,684,785			3,167,923
Tax contingent liability [member] | Contribute To The Promotion Of Public Radio Broadcasting [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	4,213,972			1,142,472
Tax contingent liability [member] | Telecommunications Technology Development Fund [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	4,778,186			1,295,439
Tax contingent liability [member] | Services Tax [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	1,847,959			501,010
Tax contingent liability [member] | IRRF And Cide Taxes And Remittances To Foreign Operators [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	4,143,670			1,123,412
Tax contingent liability [member] | Related matters [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	131,140,527			35,554,192
Contingent liabilities [member] | TFI [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	18,118,080			4,912,087
Provision for Monetary correction in a total amount of regulatory matters [member]
Disclosure of commitments and contingencies [line items]
Provision	$ 4,577,389			R$ 1,241,000